Capitalized Internal Use Software - Summary of Capitalized Internal Use Software and Accumulated Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Gross carrying amount		$ 7,718	$ 6,611
Accumulated amortization		(3,830)	(1,534)
Capitalized internal-use software, net	$ 3,584	$ 3,888	$ 5,077